Discontinued operations - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Net loss from discontinued operations	$ 0	$ (715)
Net impairment loss on trade receivables	720	12,760
Discontinued operations
Disclosure of detailed information about business combination [line items]
Net loss from discontinued operations	$ 0	(715)
Net impairment loss on trade receivables		$ 444